Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Tax assets	₩ 88,633	₩ 100,693